Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Current taxes
Current taxes	₨ 22,581		₨ 19,458	₨ 12,858
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	(3,042)		(3,272)	2,442
Tax expense/(benefit), net	19,539	$ 229	16,186	15,300
Domestic [member]
Current taxes
Current taxes	17,909		13,874	8,768
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	(1,074)		968	3,891
Foreign [member]
Current taxes
Current taxes	4,672		5,584	4,090
Deferred taxes expense/(benefit)
Deferred taxes expense/(benefit)	₨ (1,968)		₨ (4,240)	₨ (1,449)